Sep. 30, 2018
First Investors Limited Duration Bond Fund
First Investors Limited Duration Bond Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

As of April 1, 2019, the 12b-1 fees paid by Class A shares of the funds listed below was lowered to 0.25% per annum.  Accordingly, the following changes apply to the prospectus:

1.	In the “The Funds Summary Section” for each of the following funds, the “Annual Fund Operating Expenses” table is deleted and replaced with the following:

First Investors Limited Duration Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the total value of your investment) [2]	Class A	Advisor Class	Institutional Class
Management Fees	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.32%	0.35%	0.19%
Total Annual Fund Operating Expenses	0.98%	0.76%	0.60%
Fee Limitation and/or Expense Reimbursement[3]	-0.19%	-0.25%	-0.24%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	0.79%	0.51%	0.36%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges?” section of the prospectus.
2. The expense information in the table has been restated to reflect a decrease in the advisory fee effective as of January 31, 2018 and a decrease in the 12b-1 fees for Class A shares effective as of April 1, 2019.
3. The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.79% for Class A shares, 0.51% for Advisor Class shares and 0.36% for Institutional Class shares.  The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.

2.	In the “The Funds Summary Section” for each of the following funds, each table under the heading “Example” is deleted and replaced with the following:

First Investors Limited Duration Bond Fund

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$536	$760	$1,404
Advisor Class Shares	$52	$218	$398	$919
Institutional Class Shares	$37	$168	$311	$727

3.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

IEP419